Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Profit (Loss) for the year		$ 1,022,927,000		$ 706,929,000		$ 59,779,000
Adjustments for:
Depreciation and amortization		474,299,000		406,890,000		433,788,000
Income tax accruals less payments		(273,443,000)		182,332,000		(23,932,000)
Equity in (earnings) losses of non-consolidated companies		(68,115,000)		(14,624,000)		272,810,000
Interest accruals less payments		19,484,000		12,699,000		5,496,000
Results on the sale of participation in subsidiary companies		0		0		1,739,000
Changes in provisions		2,783,000		1,678,000		3,180,000
Changes in working capital	[1]	(864,970,000)		(162,373,000)		509,144,000
Net foreign exchange results and others		70,894,000		(33,936,000)		61,487,000
Net cash provided by operating activities		383,859,000		1,099,595,000		1,323,491,000
Cash flows from investing activities
Capital expenditures		(409,402,000)		(435,460,000)		(466,643,000)
Loans to non-consolidated companies		(23,904,000)		(92,496,000)		(10,416,000)
Decrease (Increase) in other investments		14,986,000		86,340,000		(85,946,000)
Acquisition of business, Purchase consideration		(1,890,989,000)		0		0
Acquisition of business, Cash acquired		278,162,000		0		0
Investment in non-consolidated companies		0		114,449,000		9,600,000
Proceeds from the sale of property, plant and equipment		1,124,000		1,212,000		1,217,000
Dividends received from non-consolidated companies		65,000		183,000		0
Sale of participation in subsidiary company, net of cash disposed		0		0		(673,000)
Net cash used in investing activities		(2,029,958,000)		(554,670,000)		(572,061,000)
Cash flows from financing activities
Dividends paid in cash to company’s shareholders		(196,308,000)		(176,677,000)		(176,677,000)
Dividends paid in cash to non-controlling interests		(30,573,000)		(50,829,000)		(32,743,000)
Finance Lease payments		(4,157,000)		0		0
Contributions from non-controlling shareholders in consolidated subsidiaries		0		0		30,870,000
Acquisition of non-controlling interest		0		0		(74,000,000)
Proceeds from borrowings		3,239,121,000		910,577,000		822,663,000
Repayments of borrowings		(1,205,827,000)		(1,191,770,000)		(1,379,747,000)
Net cash (used in) provided by financing activities		1,802,256,000		(508,699,000)		(809,634,000)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		156,157,000		36,226,000		(58,204,000)
Movement in cash and cash equivalents
Beginning of period		183,463,000	[2]	151,491,000	[2]	213,303,000
Effect of exchange rate changes		(1,841,000)		(4,254,000)		(3,608,000)
Increase (Decrease) in cash and cash equivalents		156,157,000		36,226,000		(58,204,000)
End of period	[2]	337,779,000		183,463,000		151,491,000
Non- Cash transactions:
Acquisition of PP&E under lease contract agreements		77,035,000		0		0
Non-cash items impacting working capital		(70,000,000)		(73,800,000)		(210,600,000)
Restricted cash		50,000		83,000		88,000
Other deposits with maturity of more than three months		$ 135,864		$ 150,851		$ 237,191

[1]	The working capital is impacted by non-cash movement of USD (70.0) million as of December 31, 2017 (USD (73.8) million and USD (210.6) million as of December 31, 2016 and 2015, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the US dollar.
[2]	It includes restricted cash of USD 50, USD 83 and USD 88 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Company had other investments with a maturity of more than three months for USD 135,864, USD 150,851 and USD 237,191 as of December 31, 2017, 2016 and 2015, respectively.